UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10391

 NAME OF REGISTRANT:                     Boston Income Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2009 - 06/30/2010


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

Boston Income Portfolio
--------------------------------------------------------------------------------------------------------------------------
 GREEKTOWN HOLDINGS                                                                          Agenda Number:  933145193
--------------------------------------------------------------------------------------------------------------------------
        Security:  392484AA9
    Meeting Type:  Consent
    Meeting Date:  08-Oct-2009
          Ticker:
            ISIN:  US392484AA95
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PLAN                                                  Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 PANOLAM INDUSTRIES INTERNATIONAL, INC.                                                      Agenda Number:  933152441
--------------------------------------------------------------------------------------------------------------------------
        Security:  698604AG0
    Meeting Type:  Consent
    Meeting Date:  02-Nov-2009
          Ticker:
            ISIN:  US698604AG03
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PLAN                                                  Mgmt          For




--------------------------------------------------------------------------------------------------------------------------
 RATHGIBSON INC.                                                                             Agenda Number:  933145181
--------------------------------------------------------------------------------------------------------------------------
        Security:  75409FAC9
    Meeting Type:  Consent
    Meeting Date:  29-Sep-2009
          Ticker:
            ISIN:  US75409FAC95
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PLAN - CLASS 8                                        Mgmt          For

02     OPT OUT ELECTION - CLASS 8                                Mgmt          Against

03     THE PLAN - CLASS 4                                        Mgmt          For

04     OPT OUT ELECTION - CLASS 4                                Mgmt          Against




--------------------------------------------------------------------------------------------------------------------------
 SEM GROUP L.P                                                                               Agenda Number:  933127917
--------------------------------------------------------------------------------------------------------------------------
        Security:  81662TAA3
    Meeting Type:  Consent
    Meeting Date:  21-Oct-2009
          Ticker:
            ISIN:  US81662TAA34
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE PLAN                                                  Mgmt          For


* Management position unknown


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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Boston Income Portfolio
By (Signature)       /s/ Michael W. Weilheimer
Name                 Michael W. Weilheimer
Title                President
Date                 08/27/2010